SCHEDULE OF EXERCISE PRICES OF OUTSTANDING STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	882,621	1,073,924	939,634
Weighted average exercise price	$ 3.28	$ 2.95
Weighted average contractual life ( years)	5 years 1 month 6 days	3 years
Range 1 [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	242,234	260,900
Weighted average exercise price	$ 5.48	$ 5.46
Weighted average contractual life ( years)	7 years 4 months 24 days	8 years 4 months 24 days
Range 1 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 5.00	$ 4.90
Range 1 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 6.04	$ 6.04
Range 2 [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	357,190	368,190
Weighted average exercise price	$ 3.74	$ 3.76
Weighted average contractual life ( years)	6 years 10 months 24 days	7 years 10 months 24 days
Range 2 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 1.80	$ 1.80
Range 2 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 4.90	$ 4.90
Range 3 [member]
IfrsStatementLineItems [Line Items]
Number of outstanding stock options | shares	283,197	444,834
Weighted average exercise price	$ 0.80	$ 0.80
Weighted average contractual life ( years)	1 year	2 years
Range 3 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 0.80	$ 0.80
Range 3 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices	$ 1.80	$ 1.80